Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits	(6) Deposits A schedule of maturities of time deposits at December 31, 2011 follows (in thousands):

Year Ending December 31,	Amount

2012	$89,758
2013	18,548
2014	5,235
2015	4,606
2016	6,725

$124,872